Supplemental Disclosures to Consolidated Statements of Cash Flows - Additional Information (Detail) (Chemicals Division of GCS, USD $) In Thousands, unless otherwise specified	1 Months Ended
Dec. 31, 2009
Chemicals Division of GCS
Nonmonetary Transaction [Line Items]
Cash price of assets sold	$ 696
Estimated fair value of assets received	$ 2,950